Average Annual Total Returns - FidelityEnhancedIndexETFsCombo-PRO - FidelityEnhancedIndexETFsCombo-PRO - Fidelity Enhanced Mid Cap ETF	Sep. 21, 2023
Fidelity Enhanced Mid Cap ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(14.21%)
Past 5 years	6.67%
Past 10 years	11.10%
Fidelity Enhanced Mid Cap ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.88%)
Past 5 years	4.98%
Past 10 years	9.36%
Fidelity Enhanced Mid Cap ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.93%)
Past 5 years	5.07%
Past 10 years	8.74%
RS006
Average Annual Return:
Past 1 year	(17.32%)
Past 5 years	7.10%
Past 10 years	10.96%